Note to Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net (loss)/income	$ (22,963)	$ 14,557	$ 10,427
Adjustments to reconcile net (loss)/income to net cash used in operating activities
Amortization of finance costs	147	92	62
Depreciation and amortization	2,578	2,341	2,015
Loss on retirement of property, plant and equipment	57	30	60
Provision for excess and obsolete inventories	(16)	163	4
Provision for doubtful accounts	242	(208)	1,408
Share-based compensation expense-share options	1,316	1,780	1,151
Share-based compensation expense-LTIP	3,423	1,661	308
Equity in earnings of equity investees, net of tax	(33,653)	(66,244)	(22,572)
Dividend received from equity investees	55,586	30,528	6,410
Unrealized currency translation (gain)/loss	(399)	633	198
Changes in income tax balances	(756)	1,667	1,093
Changes in working capital
Accounts receivable-third parties	2,160	(7,258)	(12,030)
Accounts receivable-related parties	363	(2,354)	315
Other receivables, prepayments and deposits	(6,982)	(1,129)	(459)
Amounts due from related parties	220	1,157	(3,010)
Inventories	1,049	(3,430)	(5,154)
Long-term prepayment	123	361	(2,132)
Accounts payable	(11,173)	11,452	3,659
Other payables, accruals and advance receipts	5,194	7,554	4,660
Deferred revenue	(897)	(1,668)	(1,907)
Other deferred income	(275)	131	2,132
Amounts due to related parties	(4,287)	(1,385)	3,977
Total changes in working capital	(14,505)	3,431	(9,949)
Net cash used in operating activities	$ (8,943)	$ (9,569)	$ (9,385)